Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory [Abstract]
Basis of preparation of the consolidated financial statements
2.	Basis of preparation of the consolidated financial statements

(a)	Statement of compliance
These consolidated financial statements of the Company and its subsidiaries were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on April 6, 2023.

(b)	Basis of presentation
The consolidated financial statements have been prepared on the historical cost basis except for contingent consideration and the investment in Sensible Medical which are measured at fair value.

(c)	Functional and presentation currency
The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. All financial information presented has been rounded to the nearest thousand dollars, except where indicated otherwise. The Company has rounded comparative figures, which were previously presented as rounded to the nearest dollar, to the nearest thousand dollars to conform to current year presentation.

(d)	Use of estimates and judgments
The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are included in the following notes to the consolidated financial statements for the year ended December 31, 2022:

•	Note 3(c)(ii): The valuation of the royalty obligation

•	Note 3(e): The accruals for returns, chargebacks, rebates and discounts
Chargebacks are considered the most significant estimates and result from wholesalers selling the Company’s products to end hospitals at prices lower than the wholesaler acquisition cost, which results in variable consideration for the Company. The provision is estimated using historical chargeback experience, timing of actual chargebacks processed during the year, expected chargeback levels based on the remaining products in the wholesaler distribution channel and pricing differences. Estimating the chargeback accrual is complex and judgmental due to the level of uncertainty involved in management’s estimates for product that remains in the wholesaler distribution channel as at year-end, the extent of product sales that were expected to be subject to chargebacks and pricing differences.

•	Note 3(i): The measurement and useful lives of intangible assets

•	Note 3(o): The measurement of the amount and assessment of the recoverability of income tax assets and income tax provisions

•	Note 3(q): The measurement and valuation of intangible assets and contingent consideration acquired and recorded as business combinations

•	Note 3(I): Impairment of non-financial assets
The Company’s annual goodwill impairment test is based on
value-in-use
calculations that use a discounted cash flow model. These calculations require the use of estimates and forecasts of future cash flows. The recoverable amount is most sensitive to the discount rate, revenue growth rate, and operating margin. A change in any of the significant assumptions or estimates used to evaluate goodwill could result in a material change to the results of operations. The key assumptions used to determine the recoverable amount are further explained in note 9.

•	Note 3(r): The incremental borrowing rate (“IBR”) used in the valuation of leases